Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Gofba, Inc.
Entity Central Index Key	0001735092
Document Type	POS AM
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2020
Entity Filer Category	Non-accelerated Filer